Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
New and amended standards adopted by the Group
2.1.	New and amended standards adopted by the Group

(a)	Amendments to the accounting standards adopted
The Group has applied the following amendments for the first time for their annual reporting period commencing January 1, 2023: The application of these new and amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

IFRS 17 (including the amendments to IFRS 17 issued in June 2020 and December 2021)	Insurance Contracts
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IAS 12	International Tax Reform-Pillar Two model Rules

(b)	New standards and interpretations not yet adopted
New standards, amendments to standards and interpretations that have been issued but not yet effective and have not been early adopted by the Group during the year ended December 31, 2023 are as follows:

Amendments	Effective for accounting periods beginning on or after
Amendments to IFRS 1, Presentation of financial statements: Classification of liabilities as current or non-current (“2020 amendments”)	January 1, 2024
Amendments to IFRS 1, Presentation of financial statements: Non-current liabilities with covenants (“2022 amendments”)	January 1, 2024
Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback	January 1, 2024
Amendments to IFRS 7, Statement of cash flows and IFRS 7, Financial Instruments: Disclosures: Supplier finance arrangements	January 1, 2024
Amendments to IFRS 21, The effects of changes in foreign exchange rates: Lack of exchangeability	January 1, 2025
These new standards and amendments are not expected to have a material impact on the Group’s consolidated financial statements in the current or future reporting periods and on foreseeable future transactions.

Subsidiaries and non-controlling interests
2.2.	Subsidiaries and non-controlling interests
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated statements of profit or loss and other comprehensive loss
, consolidated statements of financial position, and consolidated statements of changes in equity, respectively. Net loss attributable to non-controlling
interests was RMB nil and RMB0.2 million during the years ended December 31, 2022 and 2023, respectively. There is no subsidiary of the Group with a material NCI.

Associates
2.3.	Associates
An associate is an entity over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights.
Investments in associates are accounted for in the consolidated financial statements using the equity method and are initially recorded at cost. The Group’s interests in associates include goodwill identified on acquisition, net of any accumulated impairment loss and adjustment thereafter for the post-acquisition changes in the Group’s share of the associates’ net assets. The consolidated statement of profit or loss and other comprehensive income includes the Group’s share of post-acquisition, post-tax
results of the associates and any impairment losses for the year. The consolidated statement of profit or loss and other comprehensive income includes the Group’s share of the post-acquisition, post-tax
items of the associates’ other comprehensive income/loss.
When the Group’s share of losses exceeds its interest in the associate, the Group’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate. For this purpose, the Group’s interest in the associate is the carrying amount of the investment using the equity method together with the Group’s long-term interests that in substance form part of the Group’s net interest in the associate.
Unrealized profits and losses resulting from transactions between the Group and its associates are eliminated to the extent of the Group’s interests in the associates, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in the consolidated statement of profit or loss and other comprehensive income.
If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to the consolidated statement of profit or loss and other comprehensive income where appropriate.
Adjustments are made to the financial statements of associates when necessary to align their accounting policies to ensure consistency with policies adopted by the Group.

Segment reporting
2.4.	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources, assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Group, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, the CODM and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

Foreign currency translation
2.5.	Foreign currency translation

(a)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is U.S. dollars (“USD”). The functional currency of subsidiaries in the Group operating businesses in the PRC is Renminbi (“RMB”). The functional currency of subsidiaries in the Group operating businesses outside of the PRC generally use their respective local currencies as their functional currencies. The Group presents its consolidated financial statements in RMB, unless otherwise stated.

(b)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(c)	Group companies
The results and financial position of foreign operations (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the end of the reporting period;

(ii)
income and expenses for each statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting currency translation differences are recognized in other comprehensive loss.
During
the year
s
ended December 31, 2022 and 2023, currency translation differences recognized was RMB25.1 million and RMB6.4 million (US$0.9 million), respectively.

Goodwill
2.6.	Goodwill
Goodwill represents the excess of the cost of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the Group’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities at the date of acquisition. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to cash-generating units (“CGUs”) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, below the operating segment.

Property, plant and equipment
2.7.	Property, plant and equipment
All property, plant and equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Furniture and office equipment	3 years
The asset’s residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount and included in profit or loss.

Intangible assets (other than goodwill)
2.8.	Intangible assets (other than goodwill)
Acquired computer software is stated at historical cost less accumulated amortization and accumulated impairment losses (if any). Historical cost includes expenditure that is directly attributable to the acquisition of the items. Costs associated with maintaining software programs are expensed as incurred.
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

–	Computer software	5 years
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at cost less accumulated amortization and any accumulated impairment losses.

Investments and other financial assets
2.9.	Investments and other financial assets

(a)	Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income (“OCI”). For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVTOCI.

(b)	Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.

(c)	Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVTPL are expensed in profit or loss.
Equity instrument
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at FVTPL are recognized in the consolidated statements of profit or loss and other comprehensive loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVTOCI are not reported separately from other changes in fair value.

(d)	Impairment
The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Inventories
2.10.	Inventories
Inventories mainly consist of work in process and finished goods, etc.
Inventories are stated at the lower of cost and net realizable value. They are accounted for either using the weighted average basis or using the specific-unit-cost method. Net realizable value represents the estimated selling prices for inventories less all estimated costs of completion and costs necessary to make the sale. Costs necessary to make the sale include incremental costs directly attributable to the sale and non-incremental
costs which the Group must incur to make the sale.

Trade receivables and other receivables
2.11.	Trade receivables and other receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Majority of trade receivables are from energy solution business and other receivables and prepayments are from charging services. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and therefore all classified as current.
Trade receivables and other receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Group holds trade receivables and other receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. See Note 7 for further information about trade receivables and Note 3.1 for a description of the Group’s financial risk.
For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a credit loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
Impairment on other receivables is measured as either
12-month
expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of other receivables has occurred since initial recognition, the impairment is measured as lifetime expected credit losses.

Cash and cash equivalents
2.12.	Cash and cash equivalents
For the purpose of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, cash at bank and deposits held at licensed payment platforms with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Share capital
2.13.	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Trade and other payables
2.14.	Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. These amounts are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Borrowings
2.15.	Borrowings
Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Borrowings are removed from the consolidated statement of financial position when the obligation specified in the contract is discharged, canceled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowing costs
2.16.	Borrowing costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings, pending their expenditure on qualifying assets, is deducted from the borrowing costs eligible for capitalization.
Other borrowing costs are expensed in the period in which they are incurred.

Convertible bonds
2.17.	Convertible bonds
The Group’s convertible bonds are classified as financial liabilities and initially recognized at fair value, which includes any transaction costs directly attributable to the convertible bonds. Subsequently, convertible bonds are measured at amortized costs using the effective interest method unless the Group elects to measure the convertible bonds at fair value. Conversion features of convertible bonds that meets the definition of a derivative are separated from the host debt instrument and accounted for as a derivative where any subsequent changes in fair value are recognized in profit or loss.

Current and deferred income tax
2.18.	Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

(a)	Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Group operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)	Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences and losses can be utilized.

(c)	Offsetting
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(d)	Uncertain tax positions
In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Employee benefits
2.19.	Employee benefits

(a)	Short-term obligations
Liabilities for wages and salaries, including
non-monetary
benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the statement of financial position.

(b)	Post-employment obligations
The Group participated a defined contribution plan in which the Group pays fixed contributions to publicly administered pension insurance plans on a mandatory basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due.

(c)	Housing funds, medical insurances and other social insurances
Employees of the Group in the PRC are entitled to participate in various government-supervised housing funds, medical insurance and other social insurance plan. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees, subject to certain ceiling. The Group’s liability in respect of these funds is limited to the contributions payable during each year. Contributions to the housing funds, medical insurance and other social insurance are expensed when they are due.

(d)	Bonus plan
The expected cost of bonuses is recognized as a liability when the Group has a present legal or constructive obligation for payment of bonus as a result of services rendered by employees and a reliable estimate of the obligation can be made. Liabilities for bonus plans are expected to be settled within 1 year and are measured at the amounts expected to be paid when they are settled.

Revenue recognition and other income
2.20.	Revenue recognition and other income
Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Group’s activities.
When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e., the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e., the Group is an agent).
The Group is a principal if it controls the specified goods or services before those goods or services are transferred to a customer.
The Group is an agent if its performance obligation is to arrange for the provision of the specified goods or services by another party. In this case, the Group does not control the specified goods or services provided by another party before those goods or services are transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.
Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time.
Control of the goods and services is transferred over time if the Group’s performance:

a.	provides all of the benefits received and consumed simultaneously by the customer;

b.	creates and enhances an asset that the customer controls as the Group performs; or

c.	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

2.20.1.	The accounting policy for the Group’s principal revenue sources
Charging services
include the provision of mobility connectivity solutions to EV charging stations and the provision of charging services at charging stations that NaaS operates under its full station operation model. The Group offers mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network. The Group generates charging services income under its full station operation model and charging services commission income from charging stations when charging transactions are completed via the Group’s mobility service charging network. Revenue from charging services is recognized upon the completion of each charging service transaction, and the payment terms and conditions are satisfied at the same time. The Group evaluates if it is a principal or an agent in a transaction to determine whether charging service income and commission income should be recognized on a gross or net basis. When the Group is the agent of the arrangement (such as arrangements where the Group does not have latitude in establishing prices and does not have inventory risk), the related income is recorded on net basis. When the Group is the principal of the arrangement (such as arrangements where the Group obtained control over the charging services prior to transfer to customers), the related income is recorded on a gross basis.
Energy solutions
include the provision of integrated charging facilities and energy storage solutions that cover the planning, deployment, production and optimization of EV charging, renewable energy and energy storage systems for energy asset owners. The Group recognizes revenue from energy solutions projects at a point of time or over time depending on the terms and arrangement of the relevant contracts with the customers. For energy solutions projects where the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, the related revenue is recognized over time, using an input method to measure progress towards complete satisfaction of the service. The input method recognizes revenue based on the proportion of the actual costs incurred relative to the estimated total costs for satisfaction of the hardware integrated solutions. For energy solutions where the performance obligation is not satisfied over time, the related revenue is recognized when the goods or services are transferred to the customer. When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer using the expected value method. Variable consideration is estimated at contract inception and reassessed at the end of each reporting period. Variable consideration is also constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Payment terms and conditions vary by customer and are based on the billing schedule established in the contracts or purchase orders with customers, but the Group generally provides credit terms to customers within one year.
New initiatives
include the provision of electricity procurement services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations, PV and energy storage assets. Revenues for such services are recognized when the Group satisfies the performance obligations under the service contracts. The Group offers payment terms to third-party based on their historical credibility, consistently with industry practice.

2.20.2.	Contract balances
When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents a contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The contract liabilities balance mainly includes balances of advances received from customers for Charging services discount packages and advances received from customer to purchase energy solutions. The balances of contract liability as of December 31, 2022 and 2023 were RMB33.5 million and RM
B
101.1 million respectively.

2.20.3.	Incentives
The Group offers discounts and promotions to end-users to encourage the use of our mobility and connectivity services. The Group records such incentives to end-users
as reduction of revenue, to the extent of the revenue collected from the customers, unless the payment is in exchange for a distinct good or service and the payment does not exceed fair value of that good or service. In certain transactions, the incentives offered to the end-users
exceed the revenue generated from the same transaction. The excess payment is presented as selling and marketing expense instead of negative revenue, as the payment does not relate to any other contracts (including past contracts or anticipated future contracts) with the customers.
If consideration payable to a customer is a payment for a distinct good or service from the customer, the Group accounts for the purchase of the good or service in the same way that it accounts for other purchases from suppliers. If the Group cannot reasonably estimate the fair value of the good or service received from the customer, the Group will account for all of the consideration payable to the customer as a reduction of the transaction price.

2.20.4.	Government grant
Government
grants are recognized in the statement of financial position initially when there is reasonable assurance that they will be received and that the group will comply with the conditions attaching to them.
Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred.
Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

Cost of revenues
2.21.	Cost of revenues
Cost of revenues mainly consists of electricity costs, direct labor costs, depreciation of right-of-use assets, payment processing costs, cloud server costs and others.
Selling and marketing expenses
2.22.	Selling and marketing expenses
Selling and marketing expenses mainly consist of expenses of certain discounts and promotions to end-users,
salaries for sales and marketing personnel, and advertising expenses for branding and acquiring end-users
for charging services. Advertising costs are expensed when the service is received.

Administrative expenses
2.23.	Administrative expenses
Administrative expenses mainly consist of salaries and benefits for management and administrative personnel, rental and related expenses, professional fees and other general corporate expenses.

Research and development expenses
2.24.	Research and development expenses
Research and development expenses mainly consist of salaries and benefits as well as related expenses of research and development team. All research and development costs are expensed as incurred. All costs relating to improvements and maintenance of the platform were recorded as cost of revenues.

Loss per share
2.25. Loss per share

(a)	Basic loss per share
Basic loss per share is calculated by dividing:

•	net loss attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares

•	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

(b)	Diluted loss per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Leases
2.26.	Leases
The Group, as a lessee, leases office buildings and charging stations. Lease contracts are typically made for fixed periods of three months to five years. Lease is recognized as a right-of-use
asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payments that are based on a rate, initially measured using the rate as at the commencement date;

•	amounts expected to be payable by the Group under residual value guarantees;

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease
payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. The Group uses the incremental borrowing rate, for the implicit rate cannot be readily determined, which is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the
following:

•	the amount of the initial measurement of lease liabilities;

•	any lease payments made at or before the commencement date less any lease incentives received;

•	any initial direct costs; and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
The Group applies the short-term lease recognition exemption to its short-term leases of equipment and office buildings and charging stations
(that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value
assets to leases of office equipment and laptop computers that are considered to be of low value.

Impairment of long-lived assets
2.27.	Impairment of long-lived assets
Internal and external sources of information are reviewed at the end of each reporting period, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognized no longer exists or may have decreased:

•	Property, plant and equipment;

•	Right-of-use assets;

•	Interests in associates;

•	Intangible assets; and

•	Goodwill.
If

any such indication exists, the asset’s recoverable amount is estimated. Impairment tests are performed for CGUs containing goodwill, intangible assets that are not yet available for use and intangible assets that have indefinite useful lives annually whether or not there is any indication of impairment.
Calculation of recoverable amount – The recoverable amount of an asset is the higher of its fair value less costs of disposal and value-in-use.
Fair value less costs of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. In assessing value-in-use,
the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a CGU).
Recognition of impairment losses – An impairment loss is recognized in the consolidated statement of profit or loss and other comprehensive income whenever the carrying amount of an asset, or the CGU to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then, to reduce the carrying amount of the other assets in the CGU on a pro rata basis, except that the carrying amount of an asset will not be reduced below its individual fair value less costs of disposal, or value-in-use,
if determinable.
Reversals of impairment losses – In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not allowed to be reversed. A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to the consolidated statement of profit or loss and other comprehensive income in the period in which the reversals are recognized. For interim periods, the Group applies the same impairment testing, recognition, and reversal criteria as it would at the end of the financial year. Impairment losses recognized in an interim period in respect of goodwill are not reversed in a subsequent period. This is the case even if no loss, or a smaller loss, would have been recognized had the impairment been assessed only at the end of the financial year to which the interim period relates.

Finance costs
2.28.	Finance costs
Finance costs mainly consist of interest and other costs related to operating leases and borrowing of funds.
Share-based payments
2.29.	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services in exchange for equity instruments (equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 2
9
. That cost is recognized in employee benefits expense, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is canceled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Convenience translation
2.30.	Convenience translation
Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB7.0999 per US$1.00 on December 29, 2023 as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.